Capital Commitments	12 Months Ended
Mar. 31, 2018
Capital Commitments [Abstract]
Capital Commitments
37)	CAPITAL COMMITMENTS

Estimated amount of contracts remaining to be executed on capital account and not provided for (net of advances) aggregate USD 48 as at March 31, 2018 (March 31, 2017: USD 1,848).